Income Taxes - Summary of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax relating to components of other comprehensive income [abstract]
Expense related to foreign exchange fluctuations from intercompany balances (note 21.2)	$ 0	$ 5	$ 0
Expense (benefit) associated to actuarial results (note 21.2)	11	(5)	32
Expense (benefit) related to derivative financial instruments (note 17.4)	4	(41)	(30)
Expense from foreign currency translation and other effects	33	35	12
Total current and deferred income tax relative to items of other comprehensive income (loss)	$ 48	$ (6)	$ 14